Note 17 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Director [Member] | Vegetables Supply [Member]
Related Party Transaction, Amounts of Transaction	$ 2.2	$ 2.3
Related Party Foudation [Member] | Charitable Contributions [Member]
Related Party Transaction, Amounts of Transaction	$ 1.0	$ 0.3